Note 5 - Acquisitions and Divestures (Details) - Acquisition of Blue Water (Parentheticals) (USD $)	0 Months Ended		1 Months Ended
	Feb. 17, 2012	Apr. 27, 2012 Series C Preferred Stock [Member] Blue Water Acquisition [Member]	Apr. 27, 2012 Series C Preferred Stock [Member] Blue Water Acquisition [Member]	Apr. 27, 2012 Blue Water Acquisition [Member]
Note 5 - Acquisitions and Divestures (Details) - Acquisition of Blue Water (Parentheticals) [Line Items]
Share price		$ 25	$ 25	$ 2.07
Shares issued	1,846,722	20,000	20,000	247,876